Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies [abstract]
Basis of preparation
2.1	Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with all applicable International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets and financial liabilities at fair value through profit or loss, which are carried at fair value.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.

2.1.1	Changes in accounting policy and disclosures

(a)	New and amended standards adopted by the Group

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing 1 January 2018:

•	IFRS 9 ‘Financial Instruments’

•	IFRS 15 ‘Revenue from Contracts with Customers’

•	Annual Improvements 2014-2016 cycle

•	Amendments to IFRS 2 ‘Classification and Measurement of Share-based Payment Transactions’

•	Amendments to IAS 40 ‘Transfers to Investment Property’

•	IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’

The Group changed its accounting policies and made modified retrospective adjustments following the adoption of IFRS 9 and IFRS 15, which are disclosed in Note 3. The other amendments listed above did not have any significant impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

(b)	New standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for 31 December 2018 reporting periods and have not been early adopted by the Group:

•	IFRS 16 ‘Leases’, effective for the accounting period beginning on or after 1 January 2019.

•	Interpretation 23 ‘Uncertainty over Income Tax Treatment’, effective for the accounting period beginning on or after 1 January 2019.

•	Amendments to IAS 28 ‘Long-team interests in Associates and Joint Ventures’, effective for the accounting period beginning on or after 1 January 2019.

•	Annual Improvements to IFRS Standards 2015 – 2017 Cycle, effective for the accounting period beginning on or after 1 January 2019.

•	Amendments to IFRS 10 and IAS 28 ‘Sale or contribution of assets between an investor and its associate or joint venture’, the effective date of this amendment has been deferred by IASB.

•	Amendments to IFRS 9 ‘Prepayment Features with Negative Compensation’, effective for the accounting period beginning on or after 1 January 2019.

•	Amendments to IAS 19 ‘Plan Amendment, Curtailment or Settlement’, effective for the accounting period beginning on or after 1 January 2019.

•	Amendments to IFRS 3 ‘Business Combinations’, effective for the accounting period beginning on or after 1 January 2020.

•	Amendments to conceptual Framework of IASB, effective for the accounting period beginning on or after 1 January 2020.

•	IFRS 17 ‘Insurance Contracts’, effective for the accounting period beginning on or after 1 January 2021.

The Group’s assessment of the impact of these new standards and interpretations is set out below.

IFRS 16, ‘Leases’, was issued in January 2016. It will result in almost all leases being recognized on the balance sheet, as the distinction between operating and finance lease is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-valued leases.

The Group has set up a project team which has reviewed all of the Group’s leasing arrangements over the last year in light of the new lease accounting rules in IFRS 16. The standard will affect primarily the accounting for the Group’s operating leases. The Group will adopt the practical expedients in IFRS 16(C10) for the use of a single discount rate to a portfolio of leases with similar characteristics and the accounting for leases which end within 12 months from the date of initial application as short-term leases and will recognize the lease cost on a straight-line basis as expenses in profit or loss.

As at 1 January 2019, the Group has non-cancellable operating lease commitments of RMB 84,746 thousands. Of these commitments, approximately RMB 315 thousands relate to short-term leases which will be recognized on a straight-line basis as expense in profit or loss. For the remaining lease commitments, the Group expects to recognize right-of-use assets of approximately RMB 76,852 thousands on 1 January 2019, lease liabilities of RMB 76,731 thousands (after adjustments for prepayments and accrued lease payments recognized as at 31 December 2018). The Group expected the impact on net profit after tax and cash flows for 2019 was not significant.

The Group’s activities as a lessor are not material and hence the Group does not expect any significant impact on the financial statements.

The Group will apply the standard from its mandatory adoption date of 1 January 2019. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the years prior to first adoption. Right-of-use assets will be measured at the amount of the lease liability on adoption (adjusted for any prepaid or accrued lease expenses).

Apart from aforementioned impact of IFRS 16, there are no other standards that are not yet effective and that would be expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.

Subsidiaries
2.2	Subsidiaries

2.2.1	Consolidation

A subsidiary is an entity (including a structured entity) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

(a)	Business combinations

The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis. Non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or the present ownership interests’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. All other components of non-controlling interests are measured at their acquisition date fair value, unless another measurement basis is required by IFRS.

Acquisition-related costs are expensed as incurred.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured to fair value at the acquisition date; any gains or losses arising from such re-measurement are recognized in profit or loss.

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognized in profit or loss. Contingent consideration that is classified as equity is not remeasured, and its subsequent settlement is accounted for within equity.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired, is recorded as goodwill. If the total consideration transferred, non-controlling interest recognized and previously held interest measured is less than the fair value of the identifiable net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the income statement.

Intra-Group transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.

(b)	Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – that is, as transactions with the owners of the subsidiary in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying amount of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

(c)	Disposal of subsidiaries

When the Group ceases to have control, any retained interest in the entity is re-measured to its fair value at the date when control is lost, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequent accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. It means the amounts previously recognized in other comprehensive income are reclassified to profit or loss or transferred to another category of equity as specified by applicable IFRSs.

2.2.2	Separate financial statements

Investments in subsidiaries are accounted for at cost less impairment. Cost includes direct attributable costs of investment. The results of subsidiaries are accounted for by the Company on the basis of dividend received and receivable.

Impairment testing of the investments in subsidiaries is required upon receiving a dividend from these investments if the dividend exceeds the total comprehensive income of the subsidiary in the period the dividend is declared or if the carrying amount of the investment in the separate financial statements exceeds the carrying amount in the consolidated financial statements of the investee’s net assets including goodwill.

Investments in joint ventures and associates are accounted for using the equity method of accounting.

Associates
2.3	Associates

An associate is an entity over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The Group’s investments in associates include goodwill identified on acquisition. Upon the acquisition of the ownership interest in an associate, any difference between the cost of the associate and the Group’s share of the net fair value of the associate’s identifiable assets and liabilities is accounted for as goodwill.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to profit or loss where appropriate.

The Group’s share of post-acquisition profit or loss is recognized in the income statement, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount adjacent to share of net profit of associates and joint ventures accounted for using the equity method in the income statement.

Profits and losses resulting from upstream and downstream transactions between the Group and its associates are recognized in the Group’s financial statements only to the extent of unrelated investor’s interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

Gain or losses on dilution of equity interest in associates are recognized in the income statement.

Joint arrangements
2.4	Joint arrangements

The Group has applied IFRS 11 to all joint arrangements. Under IFRS 11, investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures. Joint ventures are accounted for using the equity method.

Under the equity method of accounting, interests in joint ventures are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses and movements in other comprehensive income. The Group’s investments in joint ventures include goodwill identified on acquisition. Upon the acquisition of the ownership interest in a joint venture, any difference between the cost of the joint venture and the Group’s share of the net fair value of the joint venture’s identifiable assets and liabilities is accounted for as goodwill. When the Group’s share of losses in a joint venture equals or exceeds its interests in the joint ventures, including any other unsecured receivables, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the joint ventures.

Unrealized gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s interest in the joint ventures. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of the joint ventures have been changed where necessary to ensure consistency with the policies adopted by the Group.

Segment reporting
2.5	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Board of Directors that makes strategic decisions.

Foreign currency translation
2.6	Foreign currency translation

(a)	Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in RMB, which is the Company’s functional and the Group’s presentation currency.

(b)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement, except when deferred in other comprehensive income as qualifying cash flow hedges and qualifying net investment hedges.

Foreign exchange gains and losses that relate to borrowings and cash and cash equivalents are presented in the income statement within finance income or expenses. All other foreign exchange gains and losses are presented in the income statement within Other (losses)/gains – net.

Property, plant and equipment
2.7	Property, plant and equipment

Property, plant and equipment is stated at historical cost less depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to the income statement during the financial period in which they are incurred.

Depreciation on property, plant and equipment is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives, as follows:

Buildings	12-40 years
Plant and machinery	12-20 years
Vehicles and other equipment	4-20 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (Note 2.11).

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within Other (losses)/gains – net in the income statement.

Construction in progress
2.8	Construction in progress

Construction in progress represents buildings, various plant and equipment under construction and pending installation, and is stated at cost less government grants that compensate the Company for the cost of construction, and impairment losses. Cost comprises direct costs of construction as well as interest charges, and foreign exchange differences on related borrowed funds to the extent that they are regarded as an adjustment to interest charges, during the period of construction. Construction in progress is transferred to property, plant and equipment when the asset is substantially ready for its intended use. No depreciation is provided in respect of construction in progress.

Investment properties
2.9	Investment properties

Investment properties are properties which are owned either to earn rental income and/or for capital appreciation.

Investment properties are stated in the balance sheet at cost less accumulated depreciation and impairment losses (Note 2.11). Depreciation is provided over their estimated useful lives on a straight-line basis, after taking into account their estimated residual values. Estimated useful lives of the Group’s investment properties are 30-40 years.

Lease prepayments and other non-current assets
2.10	Lease prepayments and other non-current assets

Lease prepayments and other non-current assets mainly represent prepayments for land use rights and catalysts used in production. These assets are carried at cost less accumulated amortization and impairment losses. Lease prepayments and other non-current assets are amortized on a straight-line basis over the respective periods of the rights and the estimated useful lives of the catalysts, as follows:

Land use rights	30-50 years
Patents	10-28 years
Catalyst	2-5 years

Impairment of non-financial assets
2.11	Impairment of non-financial assets

Intangible assets that have an indefinite useful life or intangible assets not ready to use are not subject to amortization and are tested annually for impairment. Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at each reporting date.

Investments and financial assets
2.12	Investments and financial assets

2.12.1	Classification

From 1 January 2018, the Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (either through other comprehensive income or through profit or loss), and

•	those to be measured at amortized cost.

The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income (“OCI”). For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (“FVOCI”).

The Group reclassifies debt investments when and only when its business model for managing those assets changes.

2.12.2	Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

2.12.3	Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Group classifies its debt instruments:

•

Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in Other (losses)/gains - net, together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the consolidated income statement.

•

FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gains or losses previously recognized in OCI is reclassified from equity to profit or loss and recognized in Other (losses)/gains - net. Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in Other (losses)/gains - net and impairment expenses are presented as separate line item in the consolidated income statement.

•

FVPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within Other (losses)/gains - net in the period in which it arises.

Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss when the Group’s right to receive payments is established.

Changes in the fair value of financial assets at FVPL are recognized in Other (losses)/gains - net in the consolidated income statement as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

2.12.4	Impairment

From 1 January 2018, the Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For financial instruments that have low credit risk at the balance sheet date, except for receivables related to revenue, the Group assumes that there is no significant increase in credit risk since the initial recognition, on first stage, and measures the loss allowance at an amount equal to 12-month expected credit losses. If there has been a significant increase in credit risk or credit impairment has occurred since the initial recognition of a financial instrument, on second stage, the Group recognizes a loss allowance at an amount equal to lifetime expected credit losses. If credit impairment has occurred since the initial recognition of a financial instrument, on third stage, the Group recognizes a loss allowance at an amount equal to lifetime expected credit losses.

For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, see Note 4.1(b) for further details.

2.12.5	Accounting policies applied until 31 December 2017

Classification

The Group classifies its financial assets in the following categories: at fair value through profit or loss, loans and receivables and available for sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

(a)	Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for trading. A financial asset is classified in this category if acquired principally for the purpose of selling in the short term. Derivatives are also categorized as held for trading unless they are designated as hedges. Assets in this category are classified as current assets if expected to be settled within 12 months; otherwise, they are classified as non-current.

(b)	Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for the amounts that are settled or expected to be settled more than 12 months after the end of the reporting period. These are classified as non-current assets. The Group’s loans and receivables comprise trade receivables, bills receivable and other receivables and cash and cash equivalents in the balance sheet.

(c)	Available-for-sale financial assets

Available-for-sale financial assets are non-derivatives that are either designated in this category or not classified in any of the other categories. They are included in non-current assets unless the investment matures or management intends to dispose of it within 12 months of the end of the reporting period.

Recognition and measurement

Regular way purchases and sales of financial assets are recognized on the trade-date – the date on which the Group commits to purchase or sell the asset. Investments are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in the income statement. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership. Available-for-sale financial assets and financial assets at fair value through profit or loss are subsequently carried at fair value. Loans and receivables are subsequently carried at amortized cost using the effective interest method.

Gains or losses arising from changes in the fair value of the financial liabilities at fair value through profit or loss category are presented in the income statement within Other (losses)/gains – net in the period in which they arise. Dividend income from financial assets at fair value through profit or loss is recognized in the income statement as part of other income when the Group’s right to receive payments is established.

Changes in the fair value of monetary and non-monetary securities classified as available for sale are recognized in other comprehensive income.

When securities classified as available for sale are sold or impaired, the accumulated fair value adjustments recognized in equity are included in the income statement as gains and losses from investment securities.

Interest on available-for-sale securities calculated using the effective interest method is recognized in the income statement as part of other income. Dividends on available-for-sale equity instruments are recognized in the income statement as part of other income when the Group’s right to receive payments is established.

Offsetting financial instruments
2.13	Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the company or the counterparty.

Derivative financial instruments
2.14	Derivative financial instruments

Derivative financial instruments of the Group are foreign exchange forward contracts, which are not designated as hedges.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period.

Fair values are obtained from quoted market prices in active markets, including recent market transactions, and through the use of valuation techniques, including discounted cash flow models and options pricing models, as appropriate. All derivatives are carried as assets when fair value is positive and as liabilities when fair value is negative.

The best evidence of the fair value of a derivative at initial recognition is the transaction price (i.e., the fair value of the consideration given or received) unless the fair value of that instrument is evidenced by comparison with other observable current market transactions in the same instrument or based on a valuation technique whose variables include only data from observable markets. When such evidence exists, the Group recognizes profits (losses) on that day.

Assets classified as held for sale
2.15	Assets classified as held for sale

Assets, including non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable within 12 months. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the asset that is classified as held for sale (or disposal group) is recognized at the date of derecognition.

The assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Assets classified as held for sale are presented separately in current assets of the balance sheet.

Inventories
2.16	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity). It excludes borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.

Trade receivables, bills receivable and other receivables
2.17	Trade receivables, bills receivable and other receivables

Trade receivables and bills receivable are amounts due from customers for merchandise sold or services performed in the ordinary course of business. If collection of trade receivables, bills receivable and other receivables is expected in one year or less (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables, bills receivable and other receivables are recognized initially at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest method, less allowance for impairment. See Note 2.12.4 for a description of the Group’s impairment policies.

Cash and cash equivalents
2.18	Cash and cash equivalents

In the consolidated statement of cash flows, cash and cash equivalents include cash in hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less, and bank overdrafts. In the Group’s balance sheet, bank overdrafts are shown within borrowings in current liabilities.

Share capital
2.19	Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Safety production fund
2.20	Safety production fund

Under China’s law and regulation, the Group is required to accrue safety production fund at a certain percentage of the sales of dangerous goods. The fund is earmarked for improving the safety of production. The fund is accrued from retained earnings to other reserves and converted back to retained earnings when used.

Trade payables and other payables
2.21	Trade payables and other payables

Trade payables and other payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables and other payables are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Trade payables and other payables are recognized initially at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest method.

Borrowings
2.22	Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a pre-payment for liquidity services and amortized over the period of the facility to which it relates.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

Borrowing costs
2.23	Borrowing costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Borrowing costs include interest expense, finance charges in respect of exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs. The exchange gains and losses that are an adjustment to interest costs include the interest rate differential between borrowing costs that would be incurred if the entity had borrowed funds in its functional currency, and the borrowing costs actually incurred on foreign currency borrowings.

Current and deferred income tax
2.24	Current and deferred income tax

The tax expense for the period comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

(a)	Current income tax

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company’s subsidiaries, associates and joint ventures operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

(b)	Deferred income tax

Inside basis differences

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Outside basis differences

Deferred income tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries, associates and joint arrangements, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Generally the Group is unable to control the reversal of the temporary difference for associates. Only when there is an agreement in place that gives the Group the ability to control the reversal of the temporary difference in the foreseeable future, deferred tax liability in relation to taxable temporary differences arising from the associate’s undistributed profits is not recognized.

Deferred income tax assets are recognized on deductible temporary differences arising from investments in subsidiaries, associates and joint arrangements only to the extent that it is probable the temporary difference will reverse in the future and there is sufficient taxable profit available against which the temporary difference can be utilized.

(c)	Offsetting

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Employee benefits
2.25	Employee benefits

(a)	Pension obligations

The PRC employees of the Group are covered by various PRC government-sponsored defined-contribution pension plans under which the employees are entitled to a monthly pension based on certain formulas. The relevant government agencies are responsible for the pension liability to these employees when they retire. The Group contributes on a monthly basis to these pension plans for the employees which are determined at a certain percentage of their salaries. Under these plans, the Group has no obligation for post-retirement benefits beyond the contribution made. Contributions to these plans are expensed as incurred and contributions paid to the defined contribution pension plans for a staff are not available to reduce the Group’s future obligations to such defined-contribution pension plans even if the staff leaves the Group.

(b)	Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates: when Group demonstrably commits itself to terminate employment or to provide benefits as a result of voluntary redundancy by having a detailed formal plan which is without realistic possibility of withdrawal. Benefits falling due more than 12 months after the end of the reporting period are discounted to their present value.

Share-based payment
2.26	Share-based payment

(a)	Equity-settled share-based payment transactions

The Group operates a number of equity-settled, share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments (options) of the Group. The fair value of the employee services received in exchange for the grant of the options is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the options granted:

•	including any market performance conditions such as an entity’s share price;

•	excluding the impact of any service and non-market performance vesting conditions such as profitability, sales growth targets and remaining an employee of the entity over a specified time period; and

•	including the impact of any non-vesting conditions such as the requirement for employees to save or holding shares for a specified period of time.

At the end of each reporting period, the Group revises its estimates of the number of options that are expected to vest based on the non-marketing performance and service conditions. It recognizes the impact of the revision to original estimates, if any, in the income statement, with a corresponding adjustment to equity.

In addition, in some circumstances employees may provide services in advance of the grant date and therefore the grant date fair value is estimated for the purposes of recognizing the expense during the period between service commencement period and grant date.

When the options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital.

(b)	Share-based payment transactions among Group entities

The grant by the Company of options over its equity instruments to the employees of subsidiary undertakings in the Group is treated as a capital contribution. The fair value of employee services received, measured by reference to the grant date fair value, is recognized over the vesting period as an increase to investment in subsidiary undertakings, with a corresponding credit to equity in the parent entity accounts.

Provisions
2.27	Provisions

Provisions for environmental restoration, restructuring costs and legal claims are recognized when: the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Restructuring provisions comprise lease termination penalties and employee termination payments. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

Revenue recognition
2.28	Revenue recognition

(a)	Accounting policies applied by the Group has been modified according to the adoption of IFRS 15‘Revenue from Contracts with Customers’ from 1 January 2018 as follows:

(i)	Sales of petroleum and chemical products

The Group manufactures and sells petroleum and chemical products. Sales are recognized when control of the products has transferred, being when the products are delivered to and accepted by the customer. Delivery occurs when the products have been shipped to the specific location, the risks of obsolescence and loss have been transferred to the customer, and either the customer has accepted the products in accordance with the sales contract, or the Group has objective evidence that all criteria for acceptance have been satisfied. Advance from customers but goods not yet delivered is recorded as contract liabilities and is recognized as revenues when a customer obtains control over the relevant goods.

Revenue excludes value added tax and is after deduction of any estimated trade discounts.

(ii)	Rental income

Rental income from investment property is recognized in the income statement on a straight-line basis over the term of the lease.

(iii)	Overseas shipping services

The Group arranges overseas shipping services for the customer and revenue is recognized over time and based on the actual shipping service provided to the end of the reporting period as a proportion of the total services to be provided, because the customer receives and uses the benefits simultaneously. This is determined based on the actual passages of time (days) relative to the total expected shipping days.

(b)	Accounting policies applied until 31 December 2017

Revenue is measured at the fair value of the consideration received or receivable, and represents amounts receivable for goods supplied, stated net of discounts and value added taxes. The Group recognizes revenue when the amount of revenue can be reliably measured; when it is probable that future economic benefits will flow to the entity; and when specific criteria have been met for each of the Group’s activities, as described below.

(i)	Sales of petroleum and chemical products

Revenues associated with the sale of petroleum and chemical products are recognized in the income statement when the significant risks and rewards of ownership have been transferred to the buyer. Revenue excludes value added tax and is after deduction of any trade discounts and returns. No revenue is recognized if there are significant uncertainties regarding recovery of the consideration due to the possible return of goods, or when the amount of revenue and the costs incurred or to be incurred in respect of the transaction cannot be measured reliably.

(ii)	Pipeline transportation services

Revenues associated with pipeline transportation services are recognized by reference to the stage of completion (that is, when the services are rendered) of the transaction at the end of the reporting period and when the outcome of the transaction can be estimated reliably. The outcome of the transaction can be estimated reliably when the amount of revenue, the costs incurred and the stage of completion can be measured reliably and it is probable that the economic benefits associated with the transaction will flow to the Group.

(iii)	Rental income

Rental income from investment property is recognized in the income statement on a straight-line basis over the term of the lease.

Interest income
2.29	Interest income

Interest income from financial assets at FVPL is included in Other (losses)/gains - net, see Note 9 below. Interest income on financial assets at amortized cost and financial assets at FVOCI calculated using the effective interest method is recognized in the consolidated income statement as part of other income.

Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for financial assets that subsequently become credit-impaired. For credit-impaired financial assets the effective interest rate is applied to the net carrying amount of the financial asset (after deduction of the loss allowance).

Interest income is presented as finance income where it is earned from financial assets that are held for cash management purposes, see Note 10 below.

Dividend income
2.30	Dividend income
Dividend income is recognized when the right to receive payment is established.
Government grants
2.31	Government grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognized in the income statement over the period necessary to match them with the costs that they are intended to compensate.

Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in the income statement over the useful life of the asset by way of reduced depreciation expense.

Leases
2.32	Leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to the income statement on a straight-line basis over the period of the lease.

Dividend distribution
2.33	Dividend distribution

Dividend distribution to the Company’s shareholders is recognized as a liability in the Group’s financial statements in the period in which the dividends are approved by the Company’s shareholders.

Research and development costs
2.34	Research and development costs

Research and development costs comprise all costs that are directly attributable to research and development activities or that can be allocated on a reasonable basis to such activities. Research and development costs are recognized as intangible assets when the following criteria are met:

•	it is technically feasible to complete the research and development project so that it will be available for use or sale;

•	management intends to complete the research and development project, and use or sell it;

•	it can be demonstrated how the research and development project will generate economic benefits;

•	there are adequate technical, financial and other resources to complete the development and the ability to use or sell the research and development project; and

•	the expenditure attributable to the research and development project during its development phase can be reliably measured.

Other research and development expenditure that do not meet these criteria are recognized as an expense as incurred. Research and development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

Related parties
2.35	Related parties

(i)	A person, or a close member of that person’s family, is related to the Group if that person:

(1)	has control or joint control over the Group;

(2)	has significant influence over the Group; or

(3)	is a member of the key management personnel of the Group or the Group’s parent.

(ii)	An entity is related to the Group if any of the following conditions applies:

(1)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(2)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(3)	Both entities are joint ventures of the same third party.

(4)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(5)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(6)	The entity is controlled or jointly controlled by a person identified in (i).

(7)	A person identified in (i)(1) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.